Note 3 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents For purposes of the statement of cash flows, the Company considers all short-term debt securities purchased with a maturity of three months or less to be cash equivalents.